Compensation and benefits (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Compensation and benefits
Salaries and variable compensation	SFr 2,148	SFr 2,189	SFr 2,196	SFr 4,337	SFr 4,542
Social security	200	160	204	360	360
Other	199	189	195	388	398
Compensation and benefits	2,547	2,538	2,595	5,085	5,300
Defined Benefit Plan, Service Cost	65	65	67	130	133
Defined benefit and defined contribution
Compensation and benefits
Defined Benefit Plan, Service Cost	108	SFr 107	106	215	217
Bank
Compensation and benefits
Salaries and variable compensation				3,943	4,461
Social security				315	353
Other				443	474
Compensation and benefits	SFr 2,353		SFr 2,577	4,701	5,288
Bank | Defined benefit and defined contribution
Compensation and benefits
Defined Benefit Plan, Service Cost				278
Bank | International
Compensation and benefits
Defined Benefit Plan, Service Cost				SFr 8	SFr 11